12. Income Taxes (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Income Tax Disclosure [Abstract]
Currently paid or payable	$ 586,425	$ 1,533,835
Deferred tax expense (benefit)	755,139	(402,748)
Total income tax (benefit) expense	$ 1,341,564	$ 1,131,087